Financial risk management objectives and policies - Credit Risk Narrative (Details) - CAD ($)	12 Months Ended
	Mar. 29, 2020	Mar. 31, 2019
Disclosure of credit risk exposure [line items]
Credit term, seasonal orders	60 days
Credit term, re-orders	30 days
Current deposits from customers	$ 2,100,000	$ 300,000
Credit risk | Third party
Disclosure of credit risk exposure [line items]
Insured risk (as a percent)	90.00%
Deductible	$ 100,000
Accounts receivable insured under the agreement	$ 20,100,000	$ 14,100,000
Proportion of accounts receivable insured under agreement (as a percent)	89.60%
Maximum | Credit risk | Third party
Disclosure of credit risk exposure [line items]
Deductible	$ 30,000,000